Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011			`
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$3,605,944.76	0.0133554	$-	-	$3,605,944.76
Class A-4 Notes	$189,260,000.00	1.0000000	$178,466,966.24	0.9429725	$10,793,033.76
Total Securities	$192,865,944.76	0.1920478	$178,466,966.24	0.1777099	$14,398,978.52

Weighted Avg. Coupon (WAC)	4.64%		4.65%
Weighted Avg. Remaining Maturity (WARM)	26.26		25.38
Pool Receivables Balance	$217,505,716.67		$202,856,513.28
Remaining Number of Receivables	27,787		27,018

Adjusted Pool Balance	$214,579,856.50		$200,180,877.99

III. COLLECTIONS

Principal:
Principal Collections	$14,286,511.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$197,346.72
Total Principal Collections	$14,483,858.69

Interest:
Interest Collections	$854,773.98
Late Fees & Other Charges	$33,194.82
Interest on Repurchase Principal	$-
Total Interest Collections	$887,968.80

Collection Account Interest	$468.11
Reserve Account Interest	$188.89
Servicer Advances	$-

Total Collections	$15,372,484.49

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,372,484.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,372,484.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$181,254.76	$-	$181,254.76	$181,254.76
Collection Account Interest					$468.11
Late Fees & Other Charges					$33,194.82
Total due to Servicer					$214,917.69

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$2,494.11		$2,494.11
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$207,525.78		$207,525.78	$207,525.78

Available Funds Remaining:					$14,950,041.02

3. Principal Distribution Amount:					$14,398,978.52

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$3,605,944.76
Class A-4 Notes				$10,793,033.76
Class A Notes Total:		14,398,978.52		$14,398,978.52
Total Noteholders Principal				$14,398,978.52

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					551,062.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,925,860.17
Beginning Period Amount	$2,925,860.17
Current Period Amortization	$250,224.87
Ending Period Required Amount	$2,675,635.29
Ending Period Amount	$2,675,635.29
Next Distribution Date Required Amount	$2,437,954.83

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	10.12%	10.85%	10.85%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.22%	26,537	97.46%	$197,709,860.59
30 - 60 Days	1.38%	373	1.94%	$3,935,009.44
61 - 90 Days	0.32%	86	0.49%	$994,026.58
91 + Days	0.08%	22	0.11%	$217,616.67
		27,018		$202,856,513.28
Total
Delinquent Receivables 61 + days past due	0.40%	108	0.60%	$1,211,643.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	103	0.51%	$1,118,165.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	95	0.44%	$1,033,776.62
Three-Month Average Delinquency Ratio	0.37%		0.52%

Repossession in Current Period		23		$265,899.73
Repossession Inventory		71		$172,707.61

Charge-Offs
Gross Principal of Charge-Off for Current Period				$362,691.42
Recoveries				$(197,346.72)
Net Charge-offs for Current Period				$165,344.70

Beginning Pool Balance for Current Period				$217,505,716.67

Net Loss Ratio				0.91%
Net Loss Ratio for 1st Preceding Collection Period				0.31%
Net Loss Ratio for 2nd Preceding Collection Period				0.71%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$6,974,051.98
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$842,796.49
Number of Extensions				77

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